Goodwill - Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year	$ 76.6	$ 317.8
Impairment	(71.7)	(277.8)	$ 0.0
Translation adjustment	(4.9)	36.6
Balance at end of the year	$ 0.0	$ 76.6	$ 317.8